Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Entity File Number	000-55909
Entity Registrant Name	KREIDO BIOFUELS, INC.
Entity Central Index Key	0001342219
Entity Tax Identification Number	20-3240178
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 357, Ren’ai Street
Entity Address, Address Line Two	Yongkang District
Entity Address, City or Town	Tainan City
Entity Address, Country	TW
Entity Address, Postal Zip Code	71072
City Area Code	886
Local Phone Number	2542372
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false